Insurance (Details) - GALIC consolidated life insurance companies [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statutory information
Net Earnings	$ 384	$ 285	$ 186
Capital and Surplus	$ 1,636	$ 1,512